Period	Collection	Accrual	Distribution
From	01-Oct-17	16-Oct-17	15-Nov-17
To	31-Oct-17	15-Nov-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	938,296,000.00

Required Participation Amount	$938,296,000.00
Excess Receivables	$366,020,578.56

Total Collateral	1,304,316,578.56

Collateral as Percent of Notes	171.62%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,679,146,428.75
Total Principal Collections	($2,261,267,366.81)
Investment in New Receivables	$2,333,699,118.16
Receivables Added for Additional Accounts	$739,468,660.41
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($779,652,272.96)
Less Servicing Adjustment	($5,068,739.50)

Ending Balance	$5,706,325,828.05

SAP for Next Period	22.86%

Average Receivable Balance	$5,345,919,872.30
Monthly Payment Rate	42.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$17,435,348.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,435,348.80

Exhibit 99.7

Series Allocation Percentage at Month-End	22.86%
Floating Allocation Percentage at Month-End	82.25%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.238890%
Applicable Margin	0.430000%
	1.668890%

	Actual	Per $1000
Interest	1,056,963.67	1.39
Principal	—	—

		1.39
			1.67%
Total Due Investors	1,056,963.67
Servicing Fee	781,913.33

Excess Cash Flow	1,439,002.58

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.70%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		56.27%